Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Components of Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

(in millions)	Gains and Losses on Cash Flow Hedges(1)	Pension and OPEB Items(1)	Accumulated Other Comprehensive Loss(1)
Balance as of January 1, 2013 - Predecessor	$(18.7)	$(16.4)	$(35.1)
Other comprehensive income before reclassifications	—	6.5	6.5
Amounts reclassified from accumulated other comprehensive income	1.1	1.7	2.8
Net current-period other comprehensive income	1.1	8.2	9.3
Balance as of December 31, 2013 - Predecessor	$(17.6)	$(8.2)	$(25.8)
Other comprehensive income before reclassifications	—	(9.3)	(9.3)
Amounts reclassified from accumulated other comprehensive income	1.0	(0.4)	0.6
Net current-period other comprehensive income	1.0	(9.7)	(8.7)
Balance as of December 31, 2014	$(16.6)	$(17.9)	$(34.5)
Other comprehensive income before reclassifications	(0.9)	5.0	4.1
Amounts reclassified from accumulated other comprehensive income	1.1	0.2	1.3
Net current-period other comprehensive income	0.2	5.2	5.4
Allocation of accumulated other comprehensive loss to noncontrolling interest	2.1	—	2.1
Balance as of December 31, 2015	$(14.3)	$(12.7)	$(27.0)

 (1)All amounts are net of tax. Amounts in parentheses indicate debits.